Document and Entity Information Document	May 17, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 18, 2022
Entity Registrant Name	NorthWestern Corporation
Entity Central Index Key	0000073088
Amendment Flag	false
City Area Code	605
Local Phone Number	978-2900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false